Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Calculation of basic and diluted earnings per share
Basic and diluted earnings per share for 2011, 2010 and 2009 were calculated as follows:

	Year Ended December 31,
	2011	2010	2009
Numerator:
Net income	$25.1	$12.0	$70.5
Less: Net income attributable to participating securities	—	(0.1)	(1.6)
Net income available to common stockholders	$25.1	$11.9	$68.9
Denominator - Weighted-average common shares outstanding (000):[1]
Basic	18,979	19,377	19,639
Diluted	18,979	19,377	19,639
Earnings per common share, Basic:
Net income per share	$1.32	$0.61	$3.51
Earnings per common share, Diluted:
Net income per share	$1.32	$0.61	$3.51
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[1]
The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated under the two-class method, which does not take into account the dilutive effect of the unvested share-based payment awards.

Detail of net income attributable to participating securities
The following table provides a detail of net income attributable to participating securities for 2011, 2010 and 2009:

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Net income attributable to participating securities:[1]
Distributed income	$—	$0.1	$0.4
Undistributed income	—	—	1.2
Total net income attributable to participating securities	$—	$0.1	$1.6
Percentage of undistributed net income apportioned to participating securities	—%	—%	2%
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[1]
Net income attributable to participating securities for a given period includes both distributed and undistributed net income, as applicable. Distributed net income attributed to participating securities represents dividend and dividend equivalents declared on the participating securities that the Company expects to ultimately vest. Undistributed net income for a given period, if any, is apportioned to participating securities based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Undistributed losses are not allocated to participating securities, however, as holders of such securities do not have an obligation to fund net losses of the Company.